Nature of the Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Nature of the Business and Summary of Significant Accounting Policies [Abstract]
Schedule of dilutive shares outstanding
	2017	2016

Convertible Notes	549,204	150,090
Stock Options	3,107,000	3,269,000
Stock Appreciation Rights	1,455,000	1,455,000
Warrants	6,672,124	6,422,124
Total Common Shares Issuable	11,783,328	11,296,214

	2016	2015
Convertible Notes	368,645	159,171
Stock Options	3,269,000	3,273,000
Stock Appreciation Rights	1,455,000	1,455,000
Warrants	6,572,124	6,771,521
Total Common Shares Issuable	11,664,769	11,658,692

Schedule shareholders of LLC and their associated ownership percentages as registered with the Government of Oman
LLC Shareholder	Percent Ownership
OMAG	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

LLC Shareholder	Percent Ownership
Omagine	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%